Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement
General accounting principles for Fair Value Measurements and Disclosures define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. These principles also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and describes three levels of inputs that may be used to measure fair value:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company’s Level 1 assets include investment securities that are traded in exchange markets.
Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or market standard valuation techniques and assumptions with significant inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market. The Company’s Level 2 assets and liabilities include investment securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose values are determined using market standard valuation techniques. This category primarily includes corporate securities, Canadian and Canadian provincial government securities, and residential and commercial mortgage-backed securities, among others. Level 2 valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from servicers are validated through analytical reviews and assessment of current market activity.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the related assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using market standard valuation techniques described above. When observable inputs are not available, the market standard techniques for determining the estimated fair value of certain securities that trade infrequently, and therefore have little transparency, rely on inputs that are significant to the estimated fair value and that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, management believes these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing similar assets and liabilities. For the Company’s invested assets, this category generally includes corporate securities (primarily private placements and bank loans), asset-backed securities (including collateralized debt obligations and those with exposure to subprime mortgages), and to a lesser extent, certain residential and commercial mortgage-backed securities, among others. Prices are determined using valuation methodologies such as discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. Under certain circumstances, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company would apply internally developed valuation techniques to the related assets or liabilities. Additionally, the Company’s embedded derivatives, all of which are associated with reinsurance treaties, are classified in Level 3 since their values include significant unobservable inputs.
When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. For example, a Level 3 fair value measurement may include inputs that are observable (Levels 1 and 2) and unobservable (Level 3). Therefore, gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Levels 1 and 2) and unobservable inputs (Level 3).
Assets and Liabilities by Hierarchy Level
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and December 31, 2012 are summarized below (dollars in thousands):

December 31, 2013:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$12,110,755	$68,934	$10,696,532	$1,345,289
Canadian and Canadian provincial governments	3,381,025	—	3,381,025	—
Residential mortgage-backed securities	989,643	—	836,138	153,505
Asset-backed securities	894,832	—	422,984	471,848
Commercial mortgage-backed securities	1,388,946	—	1,287,161	101,785
U.S. government and agencies securities	501,351	396,092	64,340	40,919
State and political subdivision securities	320,820	—	277,044	43,776
Other foreign government, supranational and foreign government-sponsored enterprises	1,886,764	304,487	1,544,280	37,997
Total fixed maturity securities – available-for-sale	21,474,136	769,513	18,509,504	2,195,119
Funds withheld at interest – embedded derivatives	(176,270)	—	—	(176,270)
Cash equivalents	371,345	371,345	—	—
Short-term investments	111,572	105,649	5,923	—
Other invested assets:
Non-redeemable preferred stock	81,854	74,220	2,672	4,962
Other equity securities	323,877	323,877	—	—
Derivatives:
Interest rate swaps	9,904	—	9,904	—
Financial futures	2,554	—	2,554	—
CPI swaps	(309)	—	(309)	—
Credit default swaps	7,926	—	7,926	—
Equity options	33,869	—	33,869	—
Foreign currency swaps	21,283	—	21,283	—
FVO contractholder-directed unit-linked investments	138,892	132,643	6,249	—
Other	9,142	9,142	—	—
Total other invested assets	628,992	539,882	84,148	4,962
Total	$22,409,775	$1,786,389	$18,599,575	$2,023,811
Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$868,725	$—	$—	$868,725
Other liabilities:
Derivatives:
Interest rate swaps	3,828	—	3,828	—
Foreign currency forwards	12,772	—	12,772	—
Credit default swaps	(356)	—	(356)	—
Equity options	(33)	—	(33)	—
Total	$884,936	$—	$16,211	$868,725

December 31, 2012:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$12,380,071	$43,544	$10,667,964	$1,668,563
Canadian and Canadian provincial governments	4,049,334	—	4,049,334	—
Residential mortgage-backed securities	1,042,064	—	948,133	93,931
Asset-backed securities	691,555	—	459,164	232,391
Commercial mortgage-backed securities	1,698,903	—	1,531,897	167,006
U.S. government and agencies securities	265,190	192,780	67,872	4,538
State and political subdivision securities	302,498	—	259,286	43,212
Other foreign government, supranational and foreign government-sponsored enterprises	1,861,999	297,025	1,536,694	28,280
Total fixed maturity securities – available-for-sale	22,291,614	533,349	19,520,344	2,237,921
Funds withheld at interest – embedded derivatives	(243,177)	—	—	(243,177)
Cash equivalents	575,864	575,864	—	—
Short-term investments	239,131	178,923	38,177	22,031
Other invested assets:
Non-redeemable preferred stock	74,841	64,268	10,573	—
Other equity securities	147,859	147,859	—	—
Derivatives:
Interest rate swaps	104,972	—	104,972	—
Foreign currency forwards	1,017	—	1,017	—
CPI swaps	1,446	—	1,446	—
Credit default swaps	(1,741)	—	(1,741)	—
Equity options	62,514	—	62,514	—
Collateral	17,002	1,323	15,679	—
Other	11,951	11,951	—	—
Total other invested assets	419,861	225,401	194,460	—
Total	$23,283,293	$1,513,537	$19,752,981	$2,016,775
Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$912,361	$—	$—	$912,361
Other liabilities:
Derivatives:
Interest rate swaps	196	—	196	—
Foreign currency forwards	2,105	—	2,105	—
Credit default swaps	1,953	—	1,953	—
Foreign currency swaps	27,398	—	27,398	—
Total	$944,013	$—	$31,652	$912,361

The Company may utilize information from third parties, such as pricing services and brokers, to assist in determining the fair value for certain assets and liabilities; however, management is ultimately responsible for all fair values presented in the Company’s financial statements. This includes responsibility for monitoring the fair value process, ensuring objective and reliable valuation practices and pricing of financial instruments, and approving changes to valuation methodologies and pricing sources. The selection of the valuation technique(s) to apply considers the definition of an exit price and the nature of the asset or liability being valued and significant expertise and judgment is required.
The Company performs initial and ongoing analysis and review of the various techniques utilized in determining fair value to ensure that the valuation approaches utilized are appropriate and consistently applied, and that the various assumptions are reasonable. The Company also performs ongoing analysis and review of the information and prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value and to monitor controls around pricing, which includes quantitative and qualitative analysis and is overseen by the Company’s investment and accounting personnel. Examples of procedures performed include, but are not limited to, review of pricing trends, comparison of a sample of executed prices of securities sold to the fair value estimates, comparison of fair value estimates to management’s knowledge of the current market, and ongoing confirmation that third party pricing services use, wherever possible, market-based parameters for valuation. In addition, the Company utilizes both internal and external cash flow models to analyze the reasonableness of fair values utilizing credit spread and other market assumptions, where appropriate. As a result of the analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company also determines if the inputs used in estimated fair values received from pricing services are observable by assessing whether these inputs can be corroborated by observable market data.
The fair value of embedded derivative liabilities, including those calculated by third parties, are monitored through the use of attribution reports to quantify the effect of underlying sources of fair value change, including capital market inputs based on policyholder account values, interest rates and short-term and long-term implied volatilities, from period to period. Actuarial assumptions are based on experience studies performed internally in combination with available industry information and are reviewed on a periodic basis, at least annually.
For assets and liabilities reported at fair value, the Company utilizes when available, fair values based on quoted prices in active markets that are regularly and readily obtainable. Generally, these are very liquid investments and the valuation does not require management judgment. When quoted prices in active markets are not available, fair value is based on market valuation techniques, market comparable pricing and the income approach. The use of different techniques, assumptions and inputs may have a material effect on the estimated fair values of the Company’s securities holdings. For the quarters ended December 31, 2013 and 2012, the application of market standard valuation techniques applied to similar assets and liabilities has been consistent.
The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s publicly-traded fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are periodically reviewed as explained above. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service.
If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information from the pricing service or broker with an internally developed valuation; however, this occurs infrequently. Internally developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service overrides, internally developed valuations and non-binding broker quotes are generally based on significant unobservable inputs and are reflected as Level 3 in the valuation hierarchy.
The inputs used in the valuation of corporate and government securities include, but are not limited to standard market observable inputs which are derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. For structured securities, valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.
When observable inputs are not available, the market standard valuation techniques for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities.
The fair values of private placement securities are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 3. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the security. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.
Embedded Derivatives – For embedded derivative liabilities associated with the underlying products in reinsurance treaties, primarily equity-indexed and variable annuity treaties, the Company utilizes a discounted cash flow model, which includes an estimate of future equity option purchases and an adjustment for the Company’s own credit risk. The variable annuity embedded derivative calculations are performed by third parties based on methodology and input assumptions provided by the Company. To validate the reasonableness of the resulting fair value, the Company’s internal actuaries perform reviews and analytical procedures on the results. The capital market inputs to the model, such as equity indexes, short-term equity volatility and interest rates, are generally observable. The valuation also requires certain significant inputs, which are generally not observable and accordingly, the valuation is considered Level 3 in the fair value hierarchy, see “Level 3 Measurements and Transfers” below for a description.
The fair value of embedded derivatives associated with funds withheld reinsurance treaties is determined based upon a total return swap technique with reference to the fair value of the investments held by the ceding company that support the Company’s funds withheld at interest asset with an adjustment for the Company’s own credit risk. The fair value of the underlying assets is generally based on market observable inputs using industry standard valuation techniques. The valuation also requires certain significant inputs, which are generally not observable and accordingly, the valuation is considered Level 3 in the fair value hierarchy, see “Level 3 Measurements and Transfers” below for a description.
Company’s Own Credit Risk – The Company uses a structural default risk model to estimate its own credit risk. The input assumptions are a combination of externally derived and published values (default threshold and uncertainty), market inputs (interest rate, Company equity price per share, Company debt per share, Company equity price volatility) and insurance industry data (Loss Given Default), adjusted for market recoverability.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The fair value of certain other short-term investments, such as floating rate notes and bonds with original maturities less than twelve months, are based upon other market observable data and are typically classified as Level 2. However, certain short-term investments may incorporate significant unobservable inputs resulting in a Level 3 classification. Various time deposits carried as cash equivalents or short-term investments are not measured at estimated fair value and therefore are excluded from the tables presented.
Equity Securities – Equity securities consist principally of exchange-traded funds and preferred stock of publicly and privately traded companies. The fair values of publicly traded equity securities are primarily based on quoted market prices in active markets and are classified within Level 1 in the fair value hierarchy. The fair values of preferred equity securities, for which quoted market prices are not readily available, are based on prices obtained from independent pricing services and these securities are generally classified within Level 2 in the fair value hierarchy. Non-binding broker quotes for equity securities are generally based on significant unobservable inputs and are reflected as Level 3 in the fair value hierarchy.
FVO Contractholder-Directed Unit-Linked Investments – FVO contractholder-directed investments supporting unit-linked variable annuity type liabilities primarily consist of exchange-traded funds and, to a lesser extent, fixed maturity securities and cash and cash equivalents. The fair values of the exchange-traded securities are primarily based on quoted market prices in active markets and are classified within Level 1 of the hierarchy. The fair value of the fixed maturity contractholder-directed securities is determined on a basis consistent with the methodologies described above for fixed maturity securities and are classified within Level 2 of the hierarchy.
Derivative Assets and Derivative Liabilities – All of the derivative instruments utilized by the Company are classified within Level 2 on the fair value hierarchy. These derivatives are principally valued using an income approach. Valuations of interest rate contracts are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations of foreign currency contracts are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves. Valuations of credit contracts, non-option-based, are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates. Valuations of equity market contracts, non-option-based, are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves. Valuations of equity market contracts, option-based, are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility. The Company does not currently have derivatives included in Level 3 measurement.
Level 3 Measurements and Transfers
As of December 31, 2013 and December 31, 2012, respectively, the Company classified approximately 10.2% and 10.0% of its fixed maturity securities in the Level 3 category. These securities primarily consist of private placement corporate securities and bank loans with inactive trading markets. Additionally, the Company has included asset-backed securities with subprime exposure and mortgage-backed securities with below investment grade ratings in the Level 3 category due to market uncertainty associated with these securities and the Company’s utilization of unobservable information from third parties for the valuation of these securities.
The significant unobservable inputs used in the fair value measurement of the Company’s corporate, sovereign, government-backed, and other political subdivision investments are probability of default, liquidity premium and subordination premium. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumptions used for the liquidity premium and subordination premium. For securities with a fair value derived using the market comparable pricing valuation technique, liquidity premium is the only significant unobservable input.
The significant unobservable inputs used in the fair value measurement of the Company’s asset and mortgage-backed securities are prepayment rates, probability of default, liquidity premium and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the liquidity premium and loss severity and a directionally opposite change in the assumption used for prepayment rates.
The actuarial assumptions used in the fair value of embedded derivatives which include assumptions related to lapses, withdrawals, and mortality, are based on experience studies performed by the Company in combination with available industry information and are reviewed on a periodic basis, at least annually. The significant unobservable inputs used in the fair value measurement of embedded derivatives are assumptions associated with policyholder experience and selected capital market assumptions for equity-indexed and variable annuities. The selected capital market assumptions, which include long-term implied volatilities, are projections based on short-term historical information. Changes in interest rates, equity indices, equity volatility, the Company’s own credit risk, and actuarial assumptions regarding policyholder experience may result in significant fluctuations in the value of embedded derivatives.
Fair value measurements associated with funds withheld reinsurance treaties are generally not materially sensitive to changes in unobservable inputs associated with policyholder experience. The primary drivers of change in these fair values are related to movements of credit spreads, which are generally observable. Increases (decreases) in market credit spreads tend to decrease (increase) the fair value of embedded derivatives. Increases (decreases) in the own credit assumption tend to decrease (increase) the magnitude of the fair value of embedded derivatives.
Fair value measurements associated with variable annuity treaties are sensitive to both capital markets inputs and policyholder experience inputs. Increases (decreases) in lapse rates tend to decrease (increase) the value of the embedded derivatives associated with variable annuity treaties. Increases (decreases) in the long-term volatility assumption tend to increase (decrease) the fair value of embedded derivatives. Increases (decreases) in the own credit assumption tend to decrease (increase) the magnitude of the fair value of embedded derivatives.
The following table presents quantitative information about significant unobservable inputs used in Level 3 fair value measurements that are developed by the Company, which does not include unobservable Level 3 asset and liability measurements provided by third parties, as of December 31, 2013 and 2012 (dollars in thousands):

December 31, 2013:		Valuation	Unobservable	Range
	Fair Value	Technique(s)	Input	(Weighted Average)
Assets:
State and political subdivision securities	$29,024	Market comparable securities	Liquidity premium	1%
Corporate securities	312,887	Market comparable securities	Liquidity premium	0-2% (1%)
U.S. Government and agencies securities	37,539	Market comparable securities	Liquidity premium	0-1% (1%)
Funds withheld at interest- embedded derivatives	(176,270)	Total return swap	Mortality	0-100% (2%)
			Lapse	0-35% (7%)
			Withdrawal	0-5% (3%)
			Own Credit	0-1% (1%)
			Crediting rate	2-4% (3%)

Liabilities:
Interest sensitive contract liabilities- embedded derivatives- indexed annuities	838,670	Discounted cash flow	Mortality	0-100% (2%)
			Lapse	0-35% (7%)
			Withdrawal	0-5% (3%)
			Option budget projection	2-4% (3%)
Interest sensitive contract liabilities- embedded derivatives- variable annuities	30,055	Discounted cash flow	Mortality	0-100% (2%)
			Lapse	0-25% (6%)
			Withdrawal	0-7% (3%)
			Own Credit	0-1% (1%)
			Long-term volatility	0-27% (10%)

December 31, 2012:		Valuation	Unobservable	Range
	Fair Value	Technique(s)	Input	(Weighted Average)
Assets:
State and political subdivision securities	$5,451	Market comparable securities	Liquidity premium	1%
Corporate securities	450,177	Market comparable securities	Liquidity premium	0-2% (1%)
Short-term investments	22,031	Market comparable securities	Liquidity premium	1%
Funds withheld at interest- embedded derivatives	(243,177)	Total return swap	Mortality	0-100% (1%)
			Lapse	0-35% (6%)
			Withdrawal	0-5% (3%)
			Own Credit	0-1% (1%)
			Crediting rate	2-4% (3%)

Liabilities:
Interest sensitive contract liabilities- embedded derivatives- indexed annuities	740,256	Discounted cash flow	Mortality	0-100% (1%)
			Lapse	0-35% (6%)
			Withdrawal	0-5% (3%)
			Option budget projection	2-4% (3%)
Interest sensitive contract liabilities- embedded derivatives- variable annuities	172,105	Discounted cash flow	Mortality	0-100% (2%)
			Lapse	0-25% (5%)
			Withdrawal	0-7% (3%)
			Own Credit	0-1% (1%)
			Long-term volatility	0-27% (14%)

The Company recognizes transfers of financial instruments into and out of levels within the fair value hierarchy at the beginning of the quarter in which the actual event or change in circumstances that caused the transfer occurs. Financial instruments transferred into Level 3 are due to a lack of observable market transactions and price information. Financial instruments are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the financial instrument, a specific event, or one or more significant input(s) becoming observable. Transfers out of Level 3 were primarily the result of the Company using observable pricing information or a third party pricing quotation that appropriately reflects the fair value of those financial instruments, without the need for adjustment based on the Company’s own assumptions regarding the characteristics of a specific financial instrument or the current liquidity in the market. In addition, certain transfers out of Level 3 were also due to increased observations of market transactions and price information for those financial instruments.
Transfers from Level 1 to Level 2 are due to the lack of observable market data when pricing these securities, while transfers from Level 2 to Level 1 are due to an increase in the availability of market observable data in an active market. The following tables present the transfers between Level 1 and Level 2 during the years ended December 31, 2013 and 2012 (dollars in thousands):

	Twelve months ended December 31,
	2013		2012
	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Fixed maturity securities - available-for-sale:
Corporate securities	$—	$30,599	$14,773	$4
U.S. government and agencies securities	—	—	—	11,152
State and political subdivision securities	—	—	12,794	—
Other foreign government, supranational and foreign government-sponsored enterprises	—	—	3,222	—
Total fixed maturity securities	—	30,599	30,789	11,156
Non-redeemable preferred stock	—	—	9,646	11,068
Total	$—	$30,599	$40,435	$22,224

The tables below provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2013, as well as the portion of gains or losses included in income for the year ended December 31, 2013 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2013 (dollars in thousands):

For the year ended December 31, 2013:	Fixed maturity securities - available-for-sale
	Corporate securities	Residential mortgage-backed securities	Asset-backed securities	Commercial mortgage-backed securities	U.S. Government and agencies securities	State and political subdivision securities
Balance January 1, 2013	$1,668,563	$93,931	$232,391	$167,006	$4,538	$43,212
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	(8,194)	19	6,430	1,917	(156)	36
Investment related gains (losses), net	(1,078)	(294)	(1,131)	(16,704)	(175)	(16)
Claims & other policy benefits	—	—	—	—	—	—
Interest credited	—	—	—	—	—	—
Policy acquisition costs and other insurance expenses	—	—	—	—	—	—
Included in other comprehensive income	(44,299)	821	17,150	36,731	(639)	222
Purchases(1)	331,439	73,563	264,804	19,420	128	—
Sales(1)	(271,402)	(7,146)	(26,005)	(83,974)	—	—
Settlements(1)	(285,586)	(26,661)	(20,872)	(7,970)	(2,633)	(657)
Transfers into Level 3	33,776	24,727	9,031	4,081	44,394	979
Transfers out of Level 3	(77,930)	(5,455)	(9,950)	(18,722)	(4,538)	—
Balance December 31, 2013	$1,345,289	$153,505	$471,848	$101,785	$40,919	$43,776
Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period
Included in earnings, net:
Investment income, net of related expenses	$(7,885)	$47	$6,425	$1,741	$(156)	$36
Investment related gains (losses), net	(202)	—	—	(10,243)	—	—
Claims & other policy benefits	—	—	—	—	—	—
Interest credited	—	—	—	—	—	—
Policy acquisition costs and other insurance expenses	—	—	—	—	—	—

For the year ended December 31, 2013 (continued):	Fixed maturity securities - available-for-sale
	Other foreign government, supranational and foreign government-sponsored enterprises	Funds withheld at interest-embedded derivative	Short-term investments	Other invested assets - non- redeemable preferred stock	Interest sensitive contract liabilities embedded derivative
Balance January 1, 2013	$28,280	$(243,177)	$22,031	$—	$(912,361)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	(305)	—	(4)	—	—
Investment related gains (losses), net	—	66,907	—	—	142,050
Claims & other policy benefits	—	—	—	—	—
Interest credited	—	—	—	—	(115,409)
Policy acquisition costs and other insurance expenses	—	—	—	—	—
Included in other comprehensive income	(1,570)	—	(27)	323	—
Purchases(1)	—	—	—	—	(57,391)
Sales(1)	—	—	—	—	—
Settlements(1)	(295)	—	(22,000)	—	74,386
Transfers into Level 3	11,887	—	—	4,639	—
Transfers out of Level 3	—	—	—	—	—
Balance December 31, 2013	$37,997	$(176,270)	$—	$4,962	$(868,725)
Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period
Included in earnings, net:
Investment income, net of related expenses	$(305)	$—	$(4)	$—	$—
Investment related gains (losses), net	—	66,907	—	—	138,683
Claims & other policy benefits	—	—	—	—	—
Interest credited	—	—	—	—	(189,794)
Policy acquisition costs and other insurance expenses	—	—	—	—	—

(1)
The amount reported within purchases, sales and settlements is the purchase price (for purchases) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased or sold/settled. Items purchased and sold/settled in the same period are excluded from the rollforward. The Company had no issuances during the period.

The tables below provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2012, as well as the portion of gains or losses included in income for the year ended December 31, 2012 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2012 (dollars in thousands).

For the year ended December 31, 2012:	Fixed maturity securities - available-for-sale
	Corporate securities	Residential mortgage-backed securities	Asset-backed securities	Commercial mortgage-backed securities	U.S. Government and agencies securities	State and political subdivision securities
Balance January 1, 2012	$974,169	$81,655	$193,492	$115,976	$—	$10,373
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	(6,839)	431	1,214	2,032	(89)	14
Investment related gains (losses), net	(2,884)	(311)	(516)	(9,503)	—	(16)
Claims & other policy benefits	—	—	—	—	—	—
Interest credited	—	—	—	—	—	—
Policy acquisition costs and other insurance expenses	—	—	—	—	—	—
Included in other comprehensive income	34,488	2,863	21,463	24,663	(12)	4,491
Purchases(1)	853,848	77,781	111,567	31,699	4,639	—
Sales(1)	(60,224)	(48,828)	(13,140)	(14,060)	—	—
Settlements(1)	(144,667)	(8,541)	(16,235)	(813)	—	(413)
Transfers into Level 3	65,283	19,632	11,832	64,116	—	37,588
Transfers out of Level 3	(44,611)	(30,751)	(77,286)	(47,104)	—	(8,825)
Balance December 31, 2012	$1,668,563	$93,931	$232,391	$167,006	$4,538	$43,212
Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period
Included in earnings, net:
Investment income, net of related expenses	$(6,852)	$295	$1,156	$2,032	$(89)	$14
Investment related gains (losses), net	(1,329)	(269)	(849)	(14,163)	—	—
Claims & other policy benefits	—	—	—	—	—	—
Interest credited	—	—	—	—	—	—
Policy acquisition costs and other insurance expenses	—	—	—	—	—	—

For the year ended December 31, 2012 (continued):	Fixed maturity securities - available-for-sale
	Other foreign government, supranational and foreign government-sponsored enterprises	Funds withheld at interest-embedded derivative	Short-term investments	Other invested assets - other equity securities	Reinsurance ceded receivable - embedded derivative	Interest sensitive contract liabilities embedded derivative
Balance January 1, 2012	$—	$(361,456)	$—	$11,489	$4,945	$(1,028,241)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	(44)	—	(11)	—	—	—
Investment related gains (losses), net	—	118,279	—	1,098	—	104,613
Claims & other policy benefits	—	—	—	—	—	770
Interest credited	—	—	—	—	—	(31,552)
Policy acquisition costs and other insurance expenses	—	—	—	—	(449)	—
Included in other comprehensive income	(139)	—	28	843	—	—
Purchases(1)	28,463	—	22,014	108	—	(63,934)
Sales(1)	—	—	—	(3,788)	—	—
Settlements(1)	—	—	—	—	(4,496)	105,983
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	(9,750)	—	—
Balance December 31, 2012	$28,280	$(243,177)	$22,031	$—	$—	$(912,361)
Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period
Included in earnings, net:
Investment income, net of related expenses	$(44)	$—	$(11)	$—	$—	$—
Investment related gains (losses), net	—	118,279	—	(183)	—	97,216
Claims & other policy benefits	—	—	—	—	—	56
Interest credited	—	—	—	—	—	(129,828)
Policy acquisition costs and other insurance expenses	—	—	—	—	(33)	—

(1)
The amount reported within purchases, sales and settlements is the purchase price (for purchases) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased or sold/settled. Items purchased and sold/settled in the same period are excluded from the rollforward. The Company had no issuances during the period.

The tables below provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011 (dollars in thousands).

For the year ended December 31, 2011:	Fixed maturity securities - available-for-sale
	Corporate securities	Residential mortgage-backed securities	Asset-backed securities	Commercial mortgage-backed securities	State and political subdivision securities	Other foreign government, supranational and foreign government - sponsored enterprises
Balance January 1, 2011	$872,179	$183,291	$228,558	$147,556	$6,983	$6,736
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	218	836	1,686	2,321	361	2
Investment related gains (losses), net	1,863	(2,032)	(10,236)	(12,354)	(15)	—
Claims & other policy benefits	—	—	—	—	—	—
Interest credited	—	—	—	—	—	—
Policy acquisition costs and other insurance expenses	—	—	—	—	—	—
Included in other comprehensive income	21,011	4,580	3,902	8,060	3,390	4
Purchases(1)	305,401	6,478	65,467	7,683	2,334	—
Sales(1)	(48,653)	(21,178)	(27,844)	—	—	—
Settlements(1)	(125,797)	(16,672)	(24,092)	(3,548)	(88)	—
Transfers into Level 3	80,302	30,159	45,984	76,955	48,469	20
Transfers out of Level 3	(132,333)	(103,807)	(89,933)	(110,697)	(51,061)	(6,762)
Balance December 31, 2011	$974,191	$81,655	$193,492	$115,976	$10,373	$—
Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period
Included in earnings, net:
Investment income, net of related expenses	$162	$816	$1,595	$2,307	$361	$—
Investment related gains (losses), net	(1,223)	(594)	(5,058)	(12,366)	—	—
Claims & other policy benefits	—	—	—	—	—	—
Interest credited	—	—	—	—	—	—
Policy acquisition costs and other insurance expenses	—	—	—	—	—	—

For the year ended December 31, 2011 (continued):	Funds withheld at interest- embedded derivative	Other invested assets- non- redeemable preferred stock	Other invested assets- other equity securities	Reinsurance ceded receivable- embedded derivative	Interest sensitive contract liabilities embedded derivative
Balance January 1, 2011	$(274,220)	$420	$16,416	$75,431	$(721,485)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	—	—	—	—	—
Investment related gains (losses), net	(87,236)	—	3,504	—	(224,184)
Claims & other policy benefits	—	—	—	—	(2,230)
Interest credited	—	—	—	—	(88,255)
Policy acquisition costs and other insurance expenses	—	—	—	9,421	—
Included in other comprehensive income	—	—	(4,663)	—	—
Purchases(1)	—	—	797	6,201	(71,505)
Sales(1)	—	(420)	(4,565)	—	—
Settlements(1)	—	—	—	(86,108)	79,418
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance December 31, 2011	$(361,456)	$—	$11,489	$4,945	$(1,028,241)
Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period
Included in earnings, net:
Investment income, net of related expenses	$—	$—	$—	$—	$—
Investment related gains (losses), net	(87,236)	—	—	—	(228,910)
Claims & other policy benefits	—	—	—	—	(2,346)
Interest credited	—	—	—	—	(167,673)
Policy acquisition costs and other insurance expenses	—	—	—	18,589	—

(1)
The amount reported within purchases, sales and settlements is the purchase price (for purchases) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased or sold/settled. Items purchased and sold/settled in the same period are excluded from the rollforward. The Company had no issuances during the period.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	Years Ended December 31,
	2013			2012
	Carrying Value Prior to Measurement	Estimated Fair Value After Measurement	Net Investment Gains (Losses)	Carrying Value Prior to Measurement	Estimated Fair Value After Measurement	Net Investment Gains (Losses)
Mortgage loans(1)	$9,620	$10,330	$710	$24,295	$20,480	$(3,815)
Limited partnership interests(2)	11,615	8,952	(2,663)	25,191	16,944	(8,247)
Real estate investments(3)	12,672	10,508	(2,164)	6,593	4,500	(2,093)

(1)
Mortgage loans — The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Nonrecurring fair value adjustments on mortgage loans are based on the fair value of underlying collateral or discounted cash flows.

(2)
Limited partnership interests — The impaired limited partnership interests presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined using the net asset values of the Company’s ownership interest as provided in the financial statements of the investees. The market for these investments has limited activity and price transparency.

(3)
Real estate investments — The impaired real estate investments presented above were written down to their estimated fair value at the date of impairment and are reported as losses above. The impairments were based on third-party appraisal values obtained and reviewed by the Company.

Fair Value of Financial Instruments
The Company is required by general accounting principles for Fair Value Measurements and Disclosures to disclose the fair value of certain financial instruments including those that are not carried at fair value. The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments, which were not measured at fair value on a recurring basis, at December 31, 2013 and December 31, 2012 (dollars in thousands):

		Estimated Fair	Fair Value Measurement Using:
December 31, 2013	Carrying Value	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate	$2,486,680	$2,489,721	$—	$—	$2,489,721
Policy loans	1,244,469	1,244,469	—	1,244,469	—
Funds withheld at interest(1)	5,948,374	6,207,342	—	—	6,207,342
Cash and cash equivalents(2)	552,302	552,302	552,302	—	—
Short-term investments(2)	27,823	27,823	27,823	—	—
Other invested assets(2)	491,545	534,442	5,070	33,886	495,486
Accrued investment income	267,908	267,908	—	267,908	—
Liabilities:
Interest-sensitive contract liabilities(1)	$10,228,120	$9,989,514	$—	$—	$9,989,514
Long-term debt	2,214,350	2,333,023	—	—	2,333,023
Collateral finance facility	484,752	374,984	—	—	374,984

December 31, 2012
Assets:
Mortgage loans on real estate	$2,300,587	$2,426,688	$—	$—	$2,426,688
Policy loans	1,278,175	1,278,175	—	1,278,175	—
Funds withheld at interest(1)	5,837,359	6,362,324	—	—	6,362,324
Cash and cash equivalents(2)	684,028	684,028	684,028	—	—
Short-term investments(2)	48,951	48,951	48,951	—	—
Other invested assets(2)	596,336	626,358	—	32,250	594,108
Accrued investment income	201,344	201,344	—	201,344	—
Liabilities:
Interest-sensitive contract liabilities(1)	$11,566,962	$11,926,339	$—	$—	$11,926,339
Long-term debt	1,815,253	2,014,062	—	—	2,014,062
Collateral finance facility	652,010	456,050	—	—	456,050

(1)
Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are embedded derivatives and are measured at fair value on a recurring basis.

(2)
Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are measured at fair value on a recurring basis.

Mortgage Loans on Real Estate – The fair value of mortgage loans on real estate is estimated by discounting cash flows, both principal and interest, using current interest rates for mortgage loans with similar credit ratings and similar remaining maturities. As such, inputs include current treasury yields and spreads, which are based on the credit rating and average life of the loan, corresponding to the market spreads. The valuation of mortgage loans on real estate is considered Level 3 in the fair value hierarchy.
Policy Loans – Policy loans typically carry an interest rate that is adjusted annually based on an observable market index and therefore carrying value approximates fair value. The valuation of policy loans is considered Level 2 in the fair value hierarchy.
Funds Withheld at Interest – The carrying value of funds withheld at interest approximates fair value except where the funds withheld are specifically identified in the agreement. When funds withheld are specifically identified in the agreement, the fair value is based on the fair value of the underlying assets which are held by the ceding company. Ceding companies use a variety of sources and pricing methodologies, which are not transparent to the Company and may include significant unobservable inputs, to value the securities that are held in distinct portfolios, therefore the valuation of these funds withheld assets are considered Level 3 in the fair value hierarchy.
Cash and Cash Equivalents and Short-term Investments – The carrying values of cash and cash equivalents and short-term investments approximates fair values due to the short-term maturities of these instruments and are considered Level 1 in the fair value hierarchy.
Other Invested Assets – This primarily includes limited partnership interests accounted for using the cost method, structured loans, FHLB common stock and cash collateral. The fair value of limited partnerships and other investments accounted for using the cost method is determined using the net asset values of the Company’s ownership interest as provided in the financial statements of the investees. The valuation of these investments is considered Level 3 in the fair value hierarchy due to the limited activity and price transparency inherent in the market for such investments. The fair value of structured loans is estimated based on a discounted cash flow analysis using discount rates applicable to each structured loan, this is considered Level 3 in the fair value hierarchy. The fair value of the Company’s common stock investment in the Federal Home Loan Bank of Des Moines is considered to be the carrying value and it is considered Level 2 in the fair value hierarchy. The fair value of the Company's cash collateral is considered to be the carrying value and considered to be Level 1 in the fair value hierarchy.
Accrued Investment Income – The carrying value for accrued investment income approximates fair value as there are no adjustments made to the carrying value. This is considered Level 2 in the fair value hierarchy.
Interest-Sensitive Contract Liabilities – The carrying and fair values of interest-sensitive contract liabilities reflected in the table above exclude contracts with significant mortality risk. The fair value of the Company’s interest-sensitive contract liabilities utilizes a market standard technique with both capital market inputs and policyholder behavior assumptions, as well as cash values adjusted for recapture fees. The capital market inputs to the model, such as interest rates, are generally observable. Policyholder behavior assumptions are generally not observable and may require use of significant management judgment. The valuation of interest-sensitive contract liabilities is considered Level 3 in the fair value hierarchy.
Long-term Debt and Collateral Finance Facility – The fair value of the Company’s long-term debt and collateral finance facility is generally estimated by discounting future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of the Company or other companies with similar credit quality. The valuation of long-term debt and collateral finance facility are generally obtained from brokers and are considered Level 3 in the fair value hierarchy.